Employee Benefit Plans Future Benefit Payments Expected to be Paid (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
2013	$ 534
2014	601
2015	615
2016	625
2017	656
Years 2018 to 2022	$ 3,892